Pension and other postretirement benefits, Defined Pension Plans (FY) (Details) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Defined Benefit Plan, Settlements [Abstract]
Settlement loss	$ 0		$ 0	$ 0	$ 0	$ 0	$ 33	$ 0
Foreign Plan [Member]
Defined Benefit Plan, Settlements [Abstract]
Partial Settlement		$ 99
Settlement loss	$ 0		$ 12	$ 0	$ 12	$ 61	$ 0	$ 0